UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Dryden California Municipal Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Dryden California Municipal Fund/California Income Series

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Series’ semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Series’ holdings at period-end. The semiannual report is an interim statement furnished between the Series’ annual reports, which include an analysis of Series performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Income Series

Dryden California Municipal Fund/California Income Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Income Series is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.93%; Class B, 1.13%; Class C, 1.63%; Class Z, 0.63%. Net operating expenses apply to: Class A, 0.88%; Class B, 1.13%; Class C, 1.38%; Class Z, 0.63%, after contractual reduction through 12/31/2008.

Cumulative Total Returns as of 2/29/08
	Six Months	One Year	Five Years	Ten Years
Class A	–1.20%	–2.29%	16.39%	50.17%
Class B	–1.32	–2.54	14.94	46.15
Class C	–1.44	–2.79	13.53	42.57
Class Z	–1.16	–2.03	17.86	53.77
Lehman Brothers Municipal Bond Index[1]	–0.60	–1.17	17.91	58.37
Lipper California (CA) Muni Debt Funds Avg.[2]	–3.37	–5.30	13.28	43.50

Average Annual Total Returns[3] as of 3/31/08
		One Year	Five Years	Ten Years
Class A		–3.32%	2.77%	4.00%
Class B		–4.35	3.19	4.15
Class C		–0.77	3.10	3.90
Class Z		0.88	3.87	4.68
Lehman Brothers Municipal Bond Index[1]		1.90	3.92	4.99
Lipper California (CA) Muni Debt Funds Avg.[2]		–2.16	3.12	3.97

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Distributions and Yields as of 2/29/08
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[4] at Tax Rates of
			33%	35%
Class A	$0.29	3.32%	5.46%	5.63%
Class B	$0.28	3.20	5.27	5.43
Class C	$0.27	2.94	4.84	4.99
Class Z	$0.31	3.72	6.12	6.31

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Series distributions or following the redemption of Series shares.

4Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden California Municipal Fund/California Income Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/29/08
So. California Pub. Pwr. Auth., Palo Verde Proj., 7/01/16, Zero Coupon	5.3%
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., 2/14/11, 6.20%	4.5
California St. Pub. Wks. Brd., Mental Hlth. Coalinga, Ser. A, 6/01/18, 5.50%	2.9
So. California Pub. Pwr. Auth., PNC GIC Pwr. Proj., 7/01/10, 6.75%	2.6
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Ser. A, 1/01/13, 7.15%	2.4

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/29/08
Aaa	42.2%
Aa	11.1
A	19.7
Baa	10.5
Ba	1.2
Less than Caa	0.3
Not Rated	13.7
Total Investments	98.7
Other assets in excess of liabilities	1.3
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden California Municipal Fund/California Income Series	5

Fees and Expenses (continued)

the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Income Series		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$988.00	0.88%	$4.35
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.42

Class B	Actual	$1,000.00	$986.80	1.13%	$5.58
	Hypothetical	$1,000.00	$1,019.29	1.13%	$5.67

Class C	Actual	$1,000.00	$985.60	1.38%	$6.81
	Hypothetical	$1,000.00	$1,018.05	1.38%	$6.92

Class Z	Actual	$1,000.00	$988.40	0.63%	$3.11
	Hypothetical	$1,000.00	$1,021.78	0.63%	$3.17

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2008, and divided by the 366 days in the Series’ fiscal year ending August 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Series may invest.

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Portfolio of Investments

as of February 29, 2008 (Unaudited)

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.0%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,619,479
Schs. of Sacred Heart, Ser. A (Pre-refunded date 6/01/10)(e)	Baa3	6.45	6/01/30	1,500	1,626,540
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	2,000	1,920,520
Berkeley Uni. Sch. Dist. Election of 2000, F.G.I.C., G.O.	A3	5.00	8/01/31	1,645	1,594,170
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	Zero	6/01/21	1,000	742,900
California Ed. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,729,341
California Hlth. Facs. Fin. Auth., Rev., Rfdg., Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	2,000	1,938,100
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	7,225	4,214,198
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,496,130
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	948,882
California Poll. Ctrl. Fin. Auth. Rev. Sld. Wste. Disp. Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	424,650
Rfdg. Pacific Gas-D-Rmkt., A.M.T., F.G.I.C.	A3	4.75	12/01/23	2,500	2,174,925
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	90	91,975

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	Aa3	5.00%	5/01/17	$3,320	$3,426,539
California St.,
G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,000	3,915,320
G.O. (Pre-refunded Date 4/01/14)(e)	A1	5.50	4/01/30	225	247,923
G.O., Various Purp.	A1	5.00	3/01/27	2,000	1,901,100
G.O. Unrefunded balance	A1	5.50	4/01/30	5	4,974
California St. Pub. Wks. Brd., Lease Rev., Dept.,
Corrections & Rehab. Ser. F	A2	5.00	11/01/19	1,325	1,309,113
Corrections & Rehab. Ser. F	A2	5.00	11/01/21	1,460	1,401,483
General Service, Ser. J	A2	5.25	6/01/28	750	712,275
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	5,970	6,272,977
California Statewide Cmntys. Dev. Auth. Rev., Irvine LLC, U.C.I. East Rfdg.	Baa2	5.00	5/15/32	2,000	1,707,660
Kaiser, Ser. C	A+(c)	5.25	8/01/31	1,000	929,970
Drew Sch.	NR	5.30	10/01/37	1,000	808,770
Windrush Sch.	NR	5.50	7/01/37	1,000	834,500
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	Zero	9/01/22	4,440	1,904,938
Chaffey Cmnty. Clg. Dist., Election of 2002, Ser. C, G.O., M.B.I.A.	Aaa	5.00	6/01/27	2,500	2,445,375
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,445	1,353,185
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,299,760
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	901,120
Colton Joint Unified School Dist. G.O., F.G.I.C.	A2	5.25	2/01/21	1,830	1,855,346
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	AAA(c)	5.00	9/01/24	2,000	1,893,880
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,062,014

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125%	9/01/16	$1,000	$1,021,100
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	472,221
Folsom Pub. Fing. Auth. Spl. Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	9/01/28	1,700	1,578,501
Folsom Spec.Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,450	2,329,460
Dist. No. 10 (Pre-refunded date 9/01/09)(e)	NR	6.875	9/01/19	770	829,098
Dist. No. 10 (Unrefunded Balance)	NR	6.875	9/01/19	1,230	1,256,568
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Sr. Lien, Convertible C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	2,890	2,559,384
Ser. A (Pre-refunded date 1/01/10)(e)	Aaa	7.15	1/01/13	4,750	5,193,222
Galt Jt. Un. High Sch. Dist. Election 2005, Ser. B, F.G.I.C., G.O.	A3	5.00	8/01/31	1,310	1,269,521
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,314,071
Golden St. Tobacco Securitization Corp. California Tobbaco Settlement Rev., Asset-Bkd, Sr. Ser. A-1	Baa3	5.75	6/01/47	2,000	1,780,040
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 6/01/13)(e)	Aaa	6.75	6/01/39	2,700	3,069,819
Asset-Bkd., Ser. A, Convertible C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa	Zero	6/01/23	3,000	2,337,270
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	2/01/19	2,110	1,180,313

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	A1	Zero	8/01/23	$2,000	$815,780
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30%	9/01/11	1,000	1,116,300
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,535	2,532,288
Loma Linda Hospital Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	2,000	1,867,260
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aa2	6.00	5/15/19	3,000	3,304,410
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave.	NR	6.375	9/01/23	3,000	3,006,030
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S.(e)	Aaa	Zero	9/01/10	3,770	3,511,680
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50	6/01/21	1,500	1,500,525
Metro. Wtr. Dist. of Southern California Waterworks Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75	8/10/18	2,000	2,208,840
Unrefunded Balance, Ser. A	Aa2	5.75	7/01/21	2,240	2,421,261
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	A3	5.00	9/01/27	1,555	1,504,214
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1 (Pre-refunded date 10/01/10)(e)	NR	7.10	10/01/30	1,320	1,477,595
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	385	402,826
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S., A.M.B.A.C., T.C.R.S.(f)	Aaa	6.20	2/14/11	9,000	9,758,609

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	8.542%(d)	2/14/11	$1,500	$1,752,870
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25	9/01/23	2,000	1,976,560
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500	1,503,210
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.	Aaa	Zero	8/01/26	1,375	443,286
Ser. B, F.S.A. (Pre-refunded date 8/01/13)(e)	Aaa	5.80	8/01/34	2,700	3,055,833
Port Oakland Rfdg, Inter. Lien, Ser. A, M.B.I.A., A.M.T.	Aaa	5.00	11/01/29	3,000	2,692,170
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000	1,026,730
Puerto Rico Comnwlth. Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3	5.25	1/01/15	1,000	1,021,810
Pub. Impt. Ser. A, G.O. (Pre-refunded date 7/01/16)(e)	Baa3	5.25	7/01/30	570	623,449
Pub. Impt. Ser. A, G.O.,
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	A3	5.25	7/01/17	1,260	1,296,263
Unrefunded Balance,	Baa3	5.25	7/01/30	430	397,522
Puerto Rico Electric Pwr. Auth. Pwr., Ser. TT	A3	5.00	7/01/22	750	715,943
Ser. TT	A3	5.00	7/01/32	750	684,045
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Govt. Facs., Ser. N, Rfdg., Comnwlth. Gtd.	Baa3	5.50	7/01/19	2,500	2,532,575
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.00	7/01/47	2,500	2,142,400
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S. & R.I.B.S., M.B.I.A., partial E.T.M.(e)	Aaa	6.368	7/01/22	100	115,617
M.B.I.A., E.T.M.(e)(g)	Aaa	8.983(d)	7/01/22	3,090	4,055,131

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 7, Ser. A (Pre-refunded date 9/01/10)(e)	NR	6.90%	9/01/20	$1,320	$1,468,922
Dist. No. 7, Ser. A (Pre-refunded date 9/01/10)(e)	NR	7.00	9/01/30	1,000	1,115,110
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	8/01/16	1,400	940,002
Sacramento City Fin. Auth., Tax Alloc. Comb, Proj., Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/16	5,700	3,664,986
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/17	5,695	3,408,571
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Rfdg. Regl., Ser. B, F.G.I.C.	Aa3	3.963(d)	12/01/35	1,000	805,250
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00	8/15/28	2,500	2,369,900
San Diego Redev., Agcy., Tax Alloc., North Bay
Redev.	Baa1	5.875	9/01/29	3,000	2,990,910
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,124,430
San Francisco City & Cnty., Redev. Agcy. Lease
Rev., George R. Moscone, C.A.B.S.	A1	Zero	7/01/09	2,000	1,923,600
San Joaquin Hills Trans. Corridor Agcy., Toll Rd.
Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	Zero	1/01/11	2,000	1,838,900
San Jose Evergreen Cmnty. College Dist., Election 2004, Ser. B, F.S.A., G.O.	Aaa	Zero	9/01/17	1,000	628,960
Ser. B, F.S.A., G.O.	Aaa	5.00	9/01/18	1,000	1,056,330
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50	9/01/25	2,160	2,163,434

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Santa Margarita Wtr. Dist. Spl. Tax, Fac. Dist. 99-1
Escrow (Pre-refunded date 9/01/09)(e)	NR	6.25%	9/01/29	$1,960	$2,090,262
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,401,840
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	A2	Zero	8/01/29	1,250	333,763
Santa Monica Cmnty. College Dist., Election 2002, Ser. A, F.G.I.C., G.O., C.A.B.S.	Aa2	Zero	8/01/28	1,055	302,943
Southern California Pub. Pwr. Auth., Rfdg.,
PNC GIC Pwr. Proj.(f)	A2	6.75	7/01/10	5,265	5,697,519
PNC GIC Proj. Rev.	A2	6.75	7/01/13	1,000	1,148,560
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S.(e)	Aaa	Zero	7/01/16	16,325	11,500,798
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	9/01/11	3,000	2,660,730
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	2,000	1,710,660
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,055,840
University of CA Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C. (Pre-refunded date 5/15/12)(e)	Aaa	5.25	5/15/30	1,000	1,085,980
Unrefunded, Bal.-UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	1,000	987,010
Vallejo, Touro Univ., C.O.P.	Ba1	7.375	6/01/29	2,500	2,559,225
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A(g)	C(c)	6.50	5/15/25	1,000	580,000

Total long-term investments (cost $204,609,490)					208,978,087

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	13

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 1.7%
California St. Dept. Wtr. Res. Pwr. Supply Rev., Var-Subser, Ser. G-10, Rfdg., F.G.I.C., F.R.W.D.(b)	A-1(c)	7.25%	3/06/08	$2,000	$2,000,000
San Francisco City & Var. Ref. Second Ser. 33G, A.M.T., X.L.C.A., F.R.W.D.(b)	VMIG1	6.10	3/05/08	1,700	1,700,000

Total short-term investments (cost $3,700,000)					3,700,000

Total Investments 98.7% (cost $208,309,490; Note 5)					212,678,087
Other assets in excess of liabilities(h) 1.3%					2,823,723

Net Assets 100.0%					$215,501,810

*	The ratings reflected are as of February 29, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.W.D.—Floating Rate (Weekly) Demand Note.(b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

X.L.C.A.— XL Capital Assurance

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

See Notes to Financial Statements.

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(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 29, 2008.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at February 29, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
110	U.S. Treasury 5 Yr. Notes	Jun. 2008	$12,327,201	$12,567,500	$240,299
42	U.S. Treasury Bond	Mar. 2008	4,924,922	5,026,875	101,953
	Short Positions:
2	U.S. Treasury 10 Yr. Notes	Jun. 2008	230,837	234,562	(3,725)

					$338,527

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2008 was as follows:

Special Tax/Assessment District	29.3%
Power	13.8
General Obligation	11.0
Lease Backed Certificates of Participation	9.0
Transportation	8.7
Healthcare	6.1
Education	5.9
Water & Sewer	3.9
Tobacco	3.4
Housing	2.0
Short-Term Investments	1.7
Corporate Backed IDB & PCR	1.6
Other	1.2
Tobacco Appropriated	1.1

Total Investments	98.7
Other assets in excess of liabilities	1.3

Net Assets	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	15

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Unaffiliated investments, at value (cost $208,309,490)	$212,678,087
Cash	1,383
Interest receivable	2,479,200
Receivable for investments sold	2,100,000
Receivable for Fund shares sold	428,999
Due from broker—variation margin	196,531
Prepaid expenses	3,513

Total assets	217,887,713

Liabilities
Payable for investments purchased	1,798,120
Accrued expenses	211,016
Dividends payable	118,901
Management fee payable	88,841
Payable for Fund shares reacquired	79,962
Distribution fee payable	49,921
Deferred trustees’ fees	28,847
Transfer agent fee payable	10,295

Total liabilities	2,385,903

Net Assets	$215,501,810

Net assets were comprised of:
Shares of beneficial interest, at par	$212,546
Paid-in capital in excess of par	209,657,261

209,869,807
Distributions in excess of net investment income	(532,119)
Accumulated net realized gain on investment transactions	1,456,998
Net unrealized appreciation on investments	4,707,124

Net assets, February 29, 2008	$215,501,810

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($185,537,833 ÷ 18,299,531 shares of beneficial interest issued and outstanding)	$10.14
Maximum sales charge (4.00% of offering price)	0.42

Maximum offering price to public	$10.56

Class B
Net asset value, offering price and redemption price per share
($15,124,287 ÷ 1,491,707 shares of beneficial interest issued and outstanding)	$10.14

Class C
Net asset value, offering price and redemption price per share
($8,788,126 ÷ 866,778 shares of beneficial interest issued and outstanding)	$10.14

Class Z
Net asset value, offering price and redemption price per share
($6,051,564 ÷ 596,547 shares of beneficial interest issued and outstanding)	$10.14

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	17

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$5,386,664

Expenses
Management fee	563,081
Distribution fee—Class A	242,427
Distribution fee—Class B	41,663
Distribution fee—Class C	33,584
Custodian’s fees and expenses	26,000
Reports to shareholders	23,000
Transfer agent’s fees and expenses (including affiliated expense of $20,300) (Note 3)	23,000
Registration fees	20,000
Interest expense and fees	16,904
Audit fee	14,000
Legal fees and expenses	12,000
Trustees’ fees	9,000
Insurance expense	3,000
Miscellaneous	2,934

Total expenses	1,030,593
Less: Custodian fee credit (Note 1)	(565)

Net expenses	1,030,028

Net investment income	4,356,636

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	563,453
Financial futures transactions	524,989

1,088,442

Net change in unrealized appreciation (depreciation) on:
Investments	(8,374,137)
Financial futures contracts	345,045

(8,029,092)

Net loss on investments	(6,940,650)

Net Decrease In Net Assets Resulting From Operations	$(2,584,014)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Year Ended August 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,356,636	$9,518,784
Net realized gain on investment transactions	1,088,442	1,433,642
Net change in unrealized appreciation (depreciation) on investments	(8,029,092)	(8,563,124)

Net increase (decrease) in net assets resulting from operations	(2,584,014)	2,389,302

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(4,270,433)	(7,927,413)
Class B	(345,524)	(826,759)
Class C	(175,041)	(322,917)
Class Z	(132,071)	(253,421)

	(4,923,069)	(9,330,510)

Distributions from net realized gains
Class A	(1,094,035)	(1,202,569)
Class B	(94,528)	(156,158)
Class C	(52,362)	(70,150)
Class Z	(32,343)	(43,159)

	(1,273,268)	(1,472,036)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,031,902	14,485,395
Net asset value of shares issued in connection with merger (Note 8)	—	83,534,969
Net asset value of shares issued in reinvestment of dividends and distributions	3,605,297	6,096,910
Cost of shares reacquired	(17,387,229)	(37,489,297)

Net increase (decrease) in net assets from Series share transactions	(4,750,030)	66,627,977

Total increase (decrease)	(13,530,381)	58,214,733

Net Assets
Beginning of period	229,032,191	170,817,458

End of period(a)	$215,501,810	$229,032,191

(a) Includes undistributed net investment income of:	$—	$34,314

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	19

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund—California Income Series (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The Fund is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk consistent with the preservation of capital. The Fund will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in non-rated securities which are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or

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board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 29, 2008, there were no securities whose values were adjusted in accordance with procedures approved by Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration.

Dryden California Municipal Fund/California Income Series	21

Notes to Financial Statements

(Unaudited) continued

Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

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The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Financial future contracts, written options and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.”

Dryden California Municipal Fund/California Income Series	23

Notes to Financial Statements

(Unaudited) continued

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and pay monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

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Taxes: For federal income tax purposes, it is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 29, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively for the six months ended February 29, 2008.

Dryden California Municipal Fund/California Income Series	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it received approximately $27,900 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2008. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 29, 2008, it received approximately $13,500 and $9,600 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class B shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Companies renewed the SCA with the two banks. The Companies pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 24, 2008. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”) affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended February 29, 2008, the Fund incurred approximately $13,600 in total networking fees, of which approximately $5,400 was paid to First Clearing. The Fund did not pay any amounts to Wachovia during the year ended February 29, 2008. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

26	Visit our website at www.jennisondryden.com

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2008 were $27,656,821 and $35,569,776, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$207,881,623	$11,838,323	$(7,041,859)	$4,796,464

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dryden California Municipal Fund/California Income Series	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 29, 2008 and fiscal year ended August 31, 2007 were as follows:

Class A	Shares	Amount
Six months ended February 29, 2008:
Shares sold	478,252	$5,092,508
Shares issued in reinvestment of dividends and distributions	286,117	3,034,597
Shares reacquired	(1,210,346)	(12,856,870)

Net increase (decrease) in shares outstanding before conversion	(445,977)	(4,729,765)
Shares issued upon conversion from Class B	209,637	2,228,100

Net increase (decrease) in shares outstanding	(236,340)	$(2,501,665)

Year ended August 31, 2007:
Shares sold	950,784	$10,263,385
Shares issued in connection with the merger	6,763,486	73,797,686
Shares issued in reinvestment of dividends and distributions	463,598	5,002,269
Shares reacquired	(2,553,026)	(27,541,589)

Net increase (decrease) in shares outstanding before conversion	5,624,842	61,521,751
Shares issued upon conversion from Class B	435,015	4,741,038

Net increase (decrease) in shares outstanding	6,059,857	$66,262,789

28	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended February 29, 2008:
Shares sold	57,281	$606,190
Shares issued in reinvestment of dividends and distributions	24,412	258,969
Shares reacquired	(208,291)	(2,218,778)

Net increase (decrease) in shares outstanding before conversion	(126,598)	(1,353,619)
Shares reacquired upon conversion into Class A	(209,540)	(2,228,100)

Net increase (decrease) in shares outstanding	(336,138)	$(3,581,719)

Year ended August 31, 2007:
Shares sold	121,547	$1,318,697
Shares issued in connection with the merger	681,358	7,433,510
Shares issued in reinvestment of dividends and distributions	49,522	535,395
Shares reacquired	(532,993)	(5,776,593)

Net increase (decrease) in shares outstanding before conversion	319,434	3,511,009
Shares reacquired upon conversion into Class A	(434,978)	(4,741,038)

Net increase (decrease) in shares outstanding	(115,544)	$(1,230,029)

Class C
Six months ended February 29, 2008:
Shares sold	135,772	$1,444,709
Shares issued in reinvestment of dividends and distributions	15,206	161,258
Shares reacquired	(88,468)	(941,119)

Net increase (decrease) in shares outstanding	62,510	$664,848

Year ended August 31, 2007:
Shares sold	184,568	$1,993,795
Shares issued in connection with the merger	99,393	1,084,103
Shares issued in reinvestment of dividends and distributions	25,637	277,123
Shares reacquired	(241,919)	(2,619,747)

Net increase (decrease) in shares outstanding	67,679	$735,274

Class Z
Six months ended February 29, 2008:
Shares sold	177,854	$1,888,495
Shares issued in reinvestment of dividends and distributions	14,188	150,473
Shares reacquired	(129,276)	(1,370,462)

Net increase (decrease) in shares outstanding	62,766	$668,506

Year ended August 31, 2007:
Shares sold	84,562	$909,518
Shares issued in connection with the merger	111,748	1,219,670
Shares issued in reinvestment of dividends and distributions	26,104	282,123
Shares reacquired	(143,975)	(1,551,368)

Net increase (decrease) in shares outstanding	78,439	$859,943

Dryden California Municipal Fund/California Income Series	29

Notes to Financial Statements

(Unaudited) continued

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Note 8. Reorganization

On December 15, 2006, Dryden California Municipal Fund/California Income Series, acquired all of the net assets of Dryden California Municipal Fund/California Series, pursuant to a plan of reorganization approved by the California Municipal Fund/California Series shareholders on October 13, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, and Class Z shares for the corresponding classes of Dryden California Municipal Fund/California Series.

Merged Fund		Acquiring Fund
California Series		California Income Series
Class	Shares	Class	Shares	Value
A	6,449,924	A	6,763,486	$73,797,686
B	649,784	B	681,358	7,433,510
C	94,788	C	99,393	1,084,103
Z	106,571	Z	111,748	1,219,670

The aggregate net assets and unrealized appreciation of the Merged fund immediately before the acquisition were:

Merged Fund	Total Net Assets	Net Unrealized Appreciation
California Series	$83,534,969	$7,049,746

The aggregate net assets of Dryden California Municipal Fund/California Income Series immediately before the acquisition was $166,193,812.

30	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Dryden California Municipal Fund/California Income Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.55

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.33)

Total from investment operations	(.12)

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.06)

Total dividends and distributions	(.29)

Net asset value, end of period	$10.14

Total Return(a):	(1.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$185,538
Average net assets (000)	$195,007
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.88	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)(d)
Net investment income	3.90	%(d)
For class A, B, C, and Z shares:
Portfolio turnover rate	12	%(e)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is .87% and .89% and the expense ratio excluding 12b-1 and interest expenses and fees is .62% and .64% for the six months ended February 29, 2008 and year ended August 31, 2007, respectively.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2007		2006	2005	2004	2003

$10.94		$11.14	$10.95	$10.86	$11.09

.47		.48	.46	.45	.47
(.30)		(.14)	.19	.25	(.23)

.17		.34	.65	.70	.24

(.46)		(.47)	(.46)	(.45)	(.47)
(.10)		(.07)	—	(.16)	—

(.56)		(.54)	(.46)	(.61)	(.47)

$10.55		$10.94	$11.14	$10.95	$10.86

1.55%		3.18%	6.02%	6.55%	2.20%

$195,617		$136,509	$141,564	$143,120	$158,120
$183,767		$140,306	$141,287	$151,980	$171,193

.92	%(c)	.94%	.93%	.92%	.90%
.67	%(c)	.69%	.68%	.67%	.65%
4.40%		4.33%	4.15%	4.12%	4.32%

43%		40%	11%	38%	59%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.55

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.32)

Total from investment operations	(.13)

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Distributions from net realized gains	(.06)

Total dividends and distributions	(.28)

Net asset value, end of period	$10.14

Total Return(a):	(1.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,124
Average net assets (000)	$16,757
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.13	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(b)(c)
Net investment income	3.64	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is 1.12% and 1.14% and the expense ratio excluding 12b-1 and interest expenses and fees is .62% and .64% for the six months ended February 29, 2008 and year ended August 31, 2007, respectively.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2007		2006	2005	2004	2003

$10.94		$11.14	$10.95	$10.86	$11.09

.45		.45	.43	.42	.45
(.30)		(.14)	.19	.25	(.23)

.15		.31	.62	.67	.22

(.44)		(.44)	(.43)	(.42)	(.45)
(.10)		(.07)	—	(.16)	—

(.54)		(.51)	(.43)	(.58)	(.45)

$10.55		$10.94	$11.14	$10.95	$10.86

1.29%		2.92%	5.76%	6.29%	1.94%

$19,291		$21,264	$35,061	$47,536	$57,234
$20,405		$25,830	$40,894	$53,143	$65,204

1.17	%(b)	1.19%	1.18%	1.17%	1.15%
.67	%(b)	.69%	.68%	.67%	.65%
4.13%		4.08%	3.90%	3.87%	4.07%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.55

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.32)

Total from investment operations	(.14)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.06)

Total dividends and distributions	(.27)

Net asset value, end of period	$10.14

Total Return(a):	(1.44)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,788
Average net assets (000)	$9,005
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.38	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)(d)
Net investment income	3.41	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is 1.37% and 1.39% and the expense ratio excluding 12b-1 and interest expenses and fees is .62% and .64% for the six months ended February 29, 2008 and year ended August 31, 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2007		2006	2005	2004	2003

$10.94		$11.14	$10.95	$10.86	$11.09

.42		.42	.40	.40	.42
(.30)		(.14)	.19	.25	(.23)

.12		.28	.59	.65	.19

(.41)		(.41)	(.40)	(.40)	(.42)
(.10)		(.07)	—	(.16)	—

(.51)		(.48)	(.40)	(.56)	(.42)

$10.55		$10.94	$11.14	$10.95	$10.86

1.04%		2.66%	5.50%	6.03%	1.69%

$8,488		$8,059	$8,251	$8,986	$9,332
$8,497		$8,182	$8,726	$9,164	$9,804

1.42	%(c)	1.44%	1.43%	1.42%	1.40%
.67	%(c)	.69%	.68%	.67%	.65%
3.90%		3.83%	3.66%	3.62%	3.82%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	37

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.56

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.33)

Total from investment operations	(.11)

Less Dividends and Distributions:
Dividends from net investment income	(.25)
Distributions from net realized gains	(.06)

Total dividends and distributions	(.31)

Net asset value, end of period	$10.14

Total Return(a):	(1.16)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,052
Average net assets (000)	$5,701
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(b)(c)
Net investment income	4.16%

(a)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is .62% and .64% and the expense ratio excluding 12b-1 and interest expenses and fees is .62% and .64% for the six months ended February 29, 2008 and year ended August 31, 2007, respectively.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2007		2006	2005	2004	2003

$10.95		$11.14	$10.95	$10.86	$11.09

.50		.50	.48	.48	.50
(.30)		(.12)	.19	.25	(.23)

.20		.38	.67	.73	.27

(.49)		(.50)	(.48)	(.48)	(.50)
(.10)		(.07)	—	(.16)	—

(.59)		(.57)	(.48)	(.64)	(.50)

$10.56		$10.95	$11.14	$10.95	$10.86

1.80%		3.53%	6.29%	6.82%	2.45%

$5,636		$4,985	$4,737	$5,604	$6,592
$5,566		$4,925	$5,101	$6,958	$6,118

.67	%(b)	.69%	.68%	.67%	.65%
.67	%(b)	.69%	.68%	.67%	.65%
4.64%		4.58%	4.39%	4.36%	4.58%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Income Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

MF146E2    IFS-A146685    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date    April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    April 23, 2008

*	Print the name and title of each signing officer under his or her signature.